Earnings/(Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings/(Loss) Per Common Share [Abstract]
Basic and Diluted Earnings/(Loss) Per Common Share	The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying consolidated statements of comprehensive income/(loss) are as follows:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Net income/(loss) and comprehensive income/(loss) (1)	$15,425,465	$1,051,403	$(45,142)
Dividend on Series A Preferred Shares	—	—	(358,333)
Net income/(loss) attributable to common shareholders, basic	$15,425,465	$1,051,403	$(403,475)
Dividend on Series A Preferred Shares	—	—	—
Net income/(loss) attributable to common shareholders, diluted	$15,425,465	$1,051,403	$(403,475)
Weighted average number of common shares outstanding, basic	477,345	477,345	1,492,097
Effect of dilutive shares	4,532,949	4,532,949	—
Weighted average number of common shares outstanding, diluted	5,010,294	5,010,294	1,492,097
Earnings/(loss) per common share, basic,	$32.3	$2.2	$(0.3)
Earnings/(loss) per common share, diluted	$3.1	$0.2	$(0.3)

(1)	For the year ended December 31, 2023, “Gain on sale of vessel” amounting to $8,226,258 is included in the accompanying consolidated statements of comprehensive income/(loss).